Share Capital and Other Equity Instruments - Share Capital - Additional Information (Details) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
	Dec. 30, 2020 CAD ($) shares	Nov. 25, 2020 CAD ($)	Nov. 03, 2020 CAD ($) Instrument shares	Jul. 17, 2020 CAD ($) shares	Jan. 29, 2020 CAD ($) shares	Apr. 23, 2019 CAD ($) Private_Placement $ / shares shares	Feb. 27, 2019 CAD ($) shares	Jan. 29, 2019 CAD ($) shares	Jun. 30, 2019 CAD ($) shares	Apr. 30, 2019 CAD ($)	Nov. 30, 2018 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) shares	May 31, 2019 $ / shares	May 21, 2019 shares	Dec. 31, 2018 CAD ($)
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares														$ 15.21
Shares issued in settlement of license acquisition payment obligation | shares					96,833			4,420				299,141	4,420
Carrying value liabilities					$ 1,319
Shares issued in payment to suppliers					1,240		$ 545						$ 545
Gain (loss) on extinguishment of liabilities							$ (80)					$ 79
Common shares, issued | shares	557,894								2,592,628
Fair value of warrants issued		$ 2,227	$ 10,263
Common share value			27,074
Share issue transaction costs			$ 2,755						$ 271
Number of instruments issued | Instrument			3
Common shares and prefunded warrants recognized in deficit amount			$ 2,048
Prefunded warrants exercised | shares	557,894
Proceeds from issue of common shares	$ 1								$ 39,434
Amount reclassified from warrants to common shares	$ 2,623
Number of shares issued | shares	557,894								2,592,628
Net proceeds from issue of common shares									$ 39,163
Share capital recorded from stock issuance under license acquisition payment								$ 1,326				4,681	$ 1,326
Shares issued in payment to suppliers, Number | shares							1,472						1,472
Carrying value accounts payable to suppliers							$ 465
Shares issued in payment to suppliers					$ 1,240		$ 545						$ 545
Share purchase loan outstanding										$ 400						$ 400
Amount held in escrow used for payment on loan extinguishment										$ 137
Shares issued pursuant to debt restructuring, Number | shares						15,050,312							15,050,312
Shares issued, at fair value | $ / shares						$ 15.21
Shares issued pursuant to debt restructuring						$ 228,915							$ 228,915
Total Long-term debt						141,536						$ 40,532	$ 8,834			$ 125,804
Debt to equity conversion						$ (87,379)
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Par value per share | $ / shares						$ 15.21
Common shares, issued | shares						4,931,161
Share issue transaction costs						$ 4,802
Proceeds from issue of common shares						$ 75,000
Number of shares issued | shares						4,931,161
Net proceeds from issue of common shares						$ 70,198
Number of private placements closed | Private_Placement						2
Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Rights offering additional shares offered | shares															20
S A L P | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares						$ 25,000
t-the-Market” (“ATM”) Equity Distribution Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Common shares, issued | shares											12,865
Share issue transaction costs											$ 248
Proceeds from issue of common shares											$ 4,214
Number of shares issued | shares											12,865
Average price per share | $ / shares											$ 327.55
Net proceeds from issue of common shares											$ 3,966
Equity distribution agreement expiration date											Apr. 30, 2020
t-the-Market” (“ATM”) Equity Distribution Agreement | Top of Range
Disclosure Of Classes Of Share Capital [Line Items]
Proceeds from issue of common shares											$ 31,000
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Gross proceeds from private placement			$ 39,960
Common shares, issued | shares			5,757,894
Prefunded warrants issued | shares			557,894
Warrants issued | shares			6,315,788
Number of shares issued | shares			5,757,894
Private Placement | S A L P
Disclosure Of Classes Of Share Capital [Line Items]
Gross proceeds from private placement			$ 19,980
Acquisition of Fairhaven
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares issued, partial payment | shares				202,308
Proceeds attributable to exercise of warrants equity				$ 3,441
Common Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description												unlimited number authorized, participating, carrying one vote per share, entitled to dividends.
Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description												unlimited number authorized, issuable in one or more series.
Series A Preferred Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital description												unlimited number authorized, no par value, non-voting, ranking in priority to the common shares, entitled to the same dividends as the common shares, non-transferable, redeemable at the redemption amount offered for the common shares upon a change in control event.
Par value per share | $ / shares												$ 0